Consolidated Statements of Financial Position - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Current Assets
Cash	$ 5,293,766	$ 3,389,319
Other receivables	714,245	625,519
Inventory	101,364	120,478
Prepaid and other assets	948,072
Current assets	7,057,447	4,135,316
Property, plant and equipment	2,269,820	1,710,575
Inventory		522,779
Mineral properties and deferred exploration	40,483,487	31,750,255
Assets	49,810,754	38,118,925
Current Liabilities
Trade, other payables and accrued liabilities	6,375,882	6,225,131
Leases payable	88,207	78,784
Convertible loan		1,929,244
Short term portion of gold loan		4,998,127
Derivatives in gold bullion loans		1,300,000
Convertible debentures	6,647,000
Derivative warrant liabilities	720,000
Current liabilities	13,831,089	14,531,286
Warrant liability		4,486,444
Asset Retirement Obligation	3,500,000	737,404
Liabilities	17,331,089	19,755,134
Shareholders' equity
Share capital	178,396,820	142,251,909
Share based payment reserve	3,449,269	8,374,041
Warrants reserve	1,033,037	1,033,037
Accumulated other comprehensive loss	(996,538)	(114,030)
Accumulated deficit	(149,041,291)	(133,762,683)
Equity attributable to owners of the Company	32,841,297	17,782,274
Non-controlling interests	(361,632)	581,517
Total shareholders' equity	32,479,665	18,363,791
Total Shareholders' Equity and Liabilities	$ 49,810,754	$ 38,118,925